Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (6,675)	$ (1,526)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	8	0
Share-based compensation expense	2,433	227
Shares and Warrants Issued for consulting services	209	0
Changes in operating assets and liabilities:
Change in other receivables	(139)	(23)
Change in prepaid expenses	(533)	(6)
Change in trade payables	574	12
Change in accrued liabilities	(814)	104
Change in deferred revenue	0	(450)
Net cash used in operating activities	(4,937)	(1,662)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(68)	0
Product enhancement – intangible asset	(408)	0
Proceeds from recapitalization transaction	75	0
Net cash used in investing activities	(401)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares, net of issuance costs	945	2,497
Proceeds from exercise of warrants	32	0
Proceeds from private placement, net of issuance costs	3,448	0
Net cash provided by financing activities	4,425	2,497
(DECREASE) INCREASE IN CASH	(913)	835
BALANCE OF CASH AT THE BEGINNING OF PERIOD	2,143	58
BALANCE OF CASH AT THE END OF PERIOD	1,230	893
Supplemental cash flow information
Cash paid for interest	11	0
Conversion of Debt Into Common Stock [Member]
Supplemental cash flow information
Shares issued for debt	39	0
Shares Issued for Prepaid Services [Member]
Supplemental cash flow information
Shares issued for Prepaid services	2,440	0
Former Shareholders of WaveDancer [Member]
Supplemental cash flow information
Deemed Issuance of common shares to former shareholders’ of WaveDancer	$ 195	$ 0